Offerings	Sep. 23, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, or the Securities Act, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go”
registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional fee will be paid in respect of the guarantees.

(2)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Junior Subordinated Debt Securities
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, or the Securities Act, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go”
registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional fee will be paid in respect of the guarantees.

(2)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, or the Securities Act, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go”
registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional fee will be paid in respect of the guarantees.

(2)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $.01 per share
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, or the Securities Act, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go”
registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional fee will be paid in respect of the guarantees.

(2)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, or the Securities Act, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go”
registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional fee will be paid in respect of the guarantees.

(2)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Depositary Shares
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, or the Securities Act, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go”
registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional fee will be paid in respect of the guarantees.

(2)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
(3)
The Depositary Shares issued hereunder will be evidenced by Depositary Receipts issued pursuant to a Deposit Agreement. In the event the registrant elects to offer to the public fractional interests in Debt Securities or shares of the Preferred Stock registered hereunder, Depositary Receipts will be distributed to those persons purchasing such fractional interests and Debt Securities or shares of Preferred Stock, as the case may be, will be issued to the Depositary under a Deposit Agreement. No separate consideration will be received for the Debt Securities or Preferred Stock represented by such Depositary Shares.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, or the Securities Act, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go”
registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional fee will be paid in respect of the guarantees.

(2)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, or the Securities Act, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go”
registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional fee will be paid in respect of the guarantees.

(2)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
(4)	Representing rights or obligations to purchase Preferred Stock, Common Stock or other securities, property or assets.

Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Purchase Units
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, or the Securities Act, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go”
registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional fee will be paid in respect of the guarantees.

(2)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
(5)
Representing ownership of Stock Purchase Contracts and Debt Securities, undivided beneficial ownership interests in Debt Securities, Depositary Shares representing fractional interests in Debt Securities or shares of Preferred Stock or debt obligations of third parties, including U.S. Treasury Securities.